AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2002

                                                      REGISTRATION NOS. 33-19423
                                                                        811-5436
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                           SECURITIES ACT OF 1933                   |X|
                         PRE-EFFECTIVE AMENDMENT NO.                [ ]

                       POST-EFFECTIVE AMENDMENT NO. 34              |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940               |X|

                                AMENDMENT NO. 35

                        (CHECK APPROPRIATE BOX OR BOXES)

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                          PHOENIX MULTI-PORTFOLIO FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS     01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)

          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

         --------------------------------------------------------------
                               Pamela S. Sinofsky
                            Assistant Vice President
                              and Assistant Counsel
                        Phoenix Investment Partners, Ltd.
                               56 Prospect Street
                           Hartford, Connecticut 06115
                     (Name and Address of Agent for Service)

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         It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on pursuant to paragraph (b)
         |X| 60 days after filing pursuant to paragraph (a)(i)
         [ ] on            pursuant to paragraph (a)(i)
         [ ] 75 days after filing pursuant to paragraph (a)(ii)
         [ ] on            pursuant to paragraph (a)(ii) of Rule 485.
         If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A and B of Registrant's Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, filed on March 1, 2002, are incorporated by reference herein.

                          PHOENIX MULTI-PORTFOLIO FUND

                           PART C--OTHER INFORMATION

ITEM 23.  EXHIBITS

         a. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via Edgar with Post-Effective Amendment No. 31 on November 30, 2000 and incorporated herein by reference.

         b. Bylaws of the Registrant filed via Edgar with Post-Effective Amendment No. 31 on November 30, 2000 and incorporated herein by reference.

         c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

         d.1 Form of Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc. covering the Phoenix Goodwin Tax-Exempt Bond Fund and Phoenix-Aberdeen International Fund, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 20, on March 28, 1997, and incorporated herein by reference.

         d.2 Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc. dated February 28, 1995, and assigned March 2, 1998 to Duff & Phelps Investment Management Co., filed via EDGAR as Exhibit 5.2 with Post-Effective Amendment No. 23 on March 27, 1998, and incorporated herein by reference.

         d.3 Subadvisory Agreement dated November 19, 1997 among the Registrant, Phoenix Realty Securities, Inc. and Duff & Phelps Investment Management Co., covering the Phoenix-Duff & Phelps Real Estate Securities Fund, filed via EDGAR as Exhibit 5.4 with Post-Effective Amendment No. 23 on March 27, 1998, and incorporated herein by reference.

         d.4 Subadvisory Agreement dated October 27, 1998 between Registrant and Aberdeen Fund Managers Inc., covering Phoenix-Aberdeen International Fund, filed via EDGAR as Exhibit d.5 with Post-Effective Amendment No. 24 on January 27, 1999, and incorporated herein by reference.

         d.5 Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. covering Phoenix-Seneca Tax Sensitive Growth Fund, filed via EDGAR as Exhibit d.6 with Post-Effective Amendment No. 29 on February 28, 2000 and incorporated herein by reference.

         d.6 Form of Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management, LLC covering Phoenix-Seneca Tax Sensitive Growth Fund, filed via EDGAR as Exhibit d.7 with Post-Effective Amendment No. 29 on February 28, 2000 and incorporated herein by reference.

         e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, filed via EDGAR as
               Exhibit 6.1 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 23 on March 27, 1998, and incorporated herein by reference.

         e.3 Form of Supplement to Phoenix Family of Funds Sales Agreement, filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         e.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds, filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         f.    None.

         g.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8.1 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         g.2 Custodian Agreement between Registrant and Brown Brothers Harriman & Co. covering the Phoenix International Portfolio, filed via EDGAR as Exhibit 8.2 with Post-Effective Amendment No. 20, on March 28, 1997, and incorporated herein by reference.

         h.1 Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 and filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 23 on March 27, 1998 and incorporated herein by reference.

         h.2 Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation, filed via EDGAR as Exhibit
               9.2 with Post-Effective Amendment No. 20 and incorporated herein by reference.

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

         h.3 Sub-Transfer Agency Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company, filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 20, and incorporated herein by reference.

         h.4 First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated March 23, 1998, filed via EDGAR with Post-Effective Amendment No. 26 on September 20, 1999, and incorporated herein by reference.

         h.5 Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998, filed via EDGAR with Post-Effective Amendment No. 26 on September 20, 1999, and incorporated herein by reference.


         i. Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 31 on November 30, 2000 and incorporated herein by reference.

         j.*   Consent of Independent Accountants filed via EDGAR herewith.

         k.    Not applicable.

         l. Initial Capital Agreement, filed via EDGAR as Exhibit 13 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         m.1 Class A Shares Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 22 on January 26, 1998, and incorporated herein by reference.

         m.2 Class B Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed via EDGAR with Post Effective Amendment No. 30 on September 11, 2000 and incorporated herein by reference.

         m.3 Class C Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed via EDGAR with Post Effective Amendment No. 30 on September 11, 2000 and incorporated herein by reference.

         n.27  Financial Data Schedules.

         o.1 Third Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, effective December 1, 2001, filed via EDGAR with Post-Effective Amendment No. 33 on March 1, 2002 and incorporated herein by reference.

         p.1 Codes of Ethics of the Trust, Advisers, Subadvisors, and Distributors filed via EDGAR with Post-Effective Amendment No. 33 on March 1, 2002 and incorporated herein by reference.


         q.1 Power of Attorney for Mr. Roth, filed via EDGAR with Post-Effective Amendment No. 24 on January 27, 1999 and incorporated herein by reference.

         q.2 Powers of Attorney for all other Trustees, except Ms. McNamara, filed via EDGAR with Post Effective Amendment No. 30 on September 11, 2000 and incorporated herein by reference.


         q.3 Power of Attorney for Mrs. McNamara filed via EDGAR with Post-Effective Amendment No. 33 on March 1, 2002 and incorporated herein by reference.

    --------------
    * Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
    None.

ITEM 25. INDEMNIFICATION
    The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a

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court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS
    See "Management of the Fund" in the Prospectus and "The Investment Advisers" and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-5995 (PIC) and 801-14813 (DPIM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER
    (a) Equity Planning also serves as the principal underwriter for the following other registrants:

    Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix-Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

    (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


              NAME AND PRINCIPAL                              POSITIONS AND OFFICES                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------

Michael E. Haylon                                     Director                                     Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                  Director and Chairman                        Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                      Director, Executive Vice President,          Executive
56 Prospect St.                                       Chief Financial Officer and Treasurer        Vice President
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry                                        President,                                   Executive
56 Prospect St.                                       Retail Distribution                          Vice President
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne                                      Senior Vice President,                       Secretary
101 Munson Street                                     Mutual Fund
P.O. Box 810                                          Customer Service
Greenfield, MA 01302-0810

Robert S. Driessen                                    Vice President, Compliance                   Vice President and
56 Prospect Street                                                                                 Assistant Secretary
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline M. Porter                                  Assistant Vice President,                    Assistant Treasurer
56 Prospect Street                                    Mutual Fund Tax
P.O. Box 150480
Hartford, CT 06115-0480

    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisers, Phoenix Investment Counsel, Inc. and Duff & Phelps Investment Management Co.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent, State Street Bank and Trust Company; and Registrant's custodians, State Street Bank and Trust Company and Brown Brothers Harriman & Co. (custodian for the Phoenix-Aberdeen International Fund). The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; and Duff & Phelps Investment Management Co. is 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603; the address of Phoenix Equity Planning Corporation is 56 Prospect Street, P.O. Box 150480, Hartford CT 06115-0480; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds; the address of custodian State Street Bank and Trust Company is P.O. Box 351, Boston, Massachusetts 02101; and the address for the custodian of the Phoenix-Aberdeen International Fund is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES
    None.

ITEM 30. UNDERTAKINGS
    None.

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

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 22nd day of March, 2002.


                                              PHOENIX MULTI-PORTFOLIO FUND

ATTEST: /S/  PAMELA S. SINOFSKY               BY: /S/  PHILIP R. MCLOUGHLIN
             -------------------------                 -------------------------
             PAMELA S. SINOFSKY                        PHILIP R. MCLOUGHLIN
             ASSISTANT SECRETARY                       PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 22nd day of March, 2002.


                     SIGNATURE                                TITLE
                     ---------                                -----

                                                      Trustee
       ---------------------------------------
       Robert Chesek*
                                                      Trustee
       ---------------------------------------
       E. Virgil Conway*

       /s/ Nancy G. Curtiss                           Treasurer (principal
       ---------------------------------------        financial and
       Nancy G. Curtiss                               accounting officer)

                                                      Trustee
       ---------------------------------------
       Harry Dalzell-Payne*

                                                      Trustee
       ---------------------------------------
       Francis E. Jeffries*

                                                      Trustee
       ---------------------------------------
       Leroy Keith, Jr.*

       /s/ Philip R. McLoughlin                       Trustee and
       ---------------------------------------        President
       Philip R. McLoughlin

                                                      Trustee
       ---------------------------------------
       Geraldine McNamara*

                                                      Trustee
       ---------------------------------------
       Everett L. Morris*

                                                      Trustee
       ---------------------------------------
       James M. Oates*

                                                      Trustee
       ---------------------------------------
       Herbert Roth, Jr.*

                                                      Trustee
       ---------------------------------------
       Richard E. Segerson*

                                                      Trustee
       ---------------------------------------
       Lowell P. Weicker, Jr.*


*By /s/ Philip R. McLoughlin
    ------------------------------------------
* Philip R. McLoughlin, Attorney-in-fact pursuant to powers of attorney.